Debt, Derivatives and Royalty certificates liabilities - Lease liabilities (Details) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure of detailed information about borrowings [line items]
Lease liabilities	€ 2,771
Increase (decrease) in lease liabilities	(1,900)
Fibroscan machines
Disclosure of detailed information about borrowings [line items]
Increase in lease liabilities through new leases	800
Decrease in lease liabilities through repayments	€ 2,700
Minimum | Fibroscan machines
Disclosure of detailed information about borrowings [line items]
Lease term	3 years
Maximum | Fibroscan machines
Disclosure of detailed information about borrowings [line items]
Lease term	4 years
Lease liabilities | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	1.89%
Lease liabilities | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	5.18%